Income Taxes - Federal Loss Carryforwards That May be Offset Against Future Taxable Income (Detail) $ in Thousands	Jan. 31, 2020 USD ($)
Deferred tax assets, operating loss carryforwards, not subject to expiration	$ 76,710
operating loss carryforwards	267,652
2032 and before
Deferred tax assets, operating loss carryforwards, subject to expiration	40,606
2033
Deferred tax assets, operating loss carryforwards, subject to expiration	7,098
2034
Deferred tax assets, operating loss carryforwards, subject to expiration	18,355
2035
Deferred tax assets, operating loss carryforwards, subject to expiration	20,379
2036
Deferred tax assets, operating loss carryforwards, subject to expiration	9,995
2037
Deferred tax assets, operating loss carryforwards, subject to expiration	51,551
2038
Deferred tax assets, operating loss carryforwards, subject to expiration	25,766
2039
Deferred tax assets, operating loss carryforwards, subject to expiration	13,900
2040
Deferred tax assets, operating loss carryforwards, subject to expiration	$ 3,291